LONG-TERM LOAN (Schedule of Aggregate Annual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
LONG-TERM LOAN [Abstract]
2014 (current maturities)	$ 2,300
2015	2,300
2016	1,550
2017	400
Total	$ 6,550